Trade, other receivables and tax receivables - exposure to credit risk and ECLs for trade receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Trade receivables and other receivables	€ 1,581	€ 2,064
Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	1,794	2,282
Allowance account for credit losses of financial assets	(225)	(237)
Trade receivables and other receivables	1,569	2,045
Current and less than 90 days past due [Member] | Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	1,551	1,989
Allowance account for credit losses of financial assets	(42)	(53)
Trade receivables and other receivables	1,509	1,936
90 days or more past due [Member] | Trade receivables
Disclosure of credit risk exposure [line items]
Trade receivables, gross	243	293
Allowance account for credit losses of financial assets	(183)	(184)
Trade receivables and other receivables	€ 60	€ 109